Acquisitions - Additional Information (Details) $ in Thousands			12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 01, 2022 USD ($)	Dec. 31, 2023 USD ($) business	Dec. 31, 2022 USD ($) business	Dec. 31, 2021 USD ($) business
Business Acquisition [Line Items]
Number of businesses acquired | business			0	1	0
Accrued earnout liability			$ 2,409	$ 811
Acquisition related expenses				390	$ 93
Viajanet
Business Acquisition [Line Items]
Business combination percentage of voting rights acquired		100.00%
Purchase price		$ 13,971
Purchase price paid	$ 9,355	$ 9,355
Acquisition related expenses				390
Viajanet | Pro Forma
Business Acquisition [Line Items]
Incremental depreciation and amortization expense				$ 134	$ 268
Maximum | Viajanet
Business Acquisition [Line Items]
Accrued earnout liability	$ 20,000